Share Capital - Schedule of Share Capital and Share Premium (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2022 shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Nov. 01, 2022 shares
Disclosure of classes of share capital [line items]
Number of ADSs issued		12,937,500	12,937,500
Number of shares issued				43,057,316	43,057,316		25,468
Proceeds from issuance of ordinary shares		¥ 1,431,800	$ 219,900	¥ 132	$ 18	¥ 1,431,775
Issuance costs | $			$ 19,300
Repurchase of ordinary shares value | ¥						¥ (3,674)
Shareholder voting rights				Pursuant to the Company’s shareholder agreement in effect as of the completion of the Series C financing (see Note 22), each of the Company’s founders was entitled to two or more votes to ensure the Co-Founders control the majority of the votes under certain circumstances.	Pursuant to the Company’s shareholder agreement in effect as of the completion of the Series C financing (see Note 22), each of the Company’s founders was entitled to two or more votes to ensure the Co-Founders control the majority of the votes under certain circumstances.
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorized shares		12,937,500	12,937,500
Repurchase of ordinary shares, shares		20,765	20,765			20,765
Repurchase of ordinary shares value		¥ 2,500	$ 400
Shares surrendered and cancelled	60,540			(60,540)	(60,540)